Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 25, 2023 shares	Dec. 14, 2022 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Number of shares authorized to be repurchased (in shares)	2,000,000	1,800,000
Stock repurchase program, percent of common stock	1.90%	1.70%
Treasury stock, shares purchased (in shares)			873,304	365,116	4,242,693
Cost method of shares repurchase | $			$ 13,351	$ 5,894	$ 80,497
Cost method of shares repurchased (in dollars per share) | $ / shares			$ 15.29	$ 16.14	$ 18.97
Share Repurchase Program, Remaining Authorized, Number of Shares			926,696
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital required for capital adequacy to risk weighted assets			0.08	0.08
Tier one risk based capital required for capital adequacy to risk weighted assets			0.06	0.06
Common equity tier one capital required for capital adequacy to risk weighted assets			0.045	0.045
Tier one leverage capital required for capital adequacy to average assets			0.04	0.04
Capital conservation buffer, ratio			2.50%
Columbia Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital required for capital adequacy to risk weighted assets			0.08	0.08
Tier one risk based capital required for capital adequacy to risk weighted assets			0.06	0.06
Common equity tier one capital required for capital adequacy to risk weighted assets			0.045	0.045
Tier one leverage capital required for capital adequacy to average assets			0.04	0.04
Capital required to be well capitalized to risk weighted assets, ratio			0.10	0.10
Tier one risk based capital required to be well capitalized to risk weighted assets, ratio			0.08	0.08
Common equity tier one capital required to be well-capitalized to risk weighted assets, ratio			0.065	0.065
Tier one leverage capital required to be well capitalized to average assets, ratio			0.05	0.05